Cash, Cash Equivalents, Restricted Cash and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents:
Cash	$ 1,383,610	$ 1,766,927
Cash equivalents:
Bank time deposits (maturing within 3 months)	75,367	24,966
Money market funds	86,823	198,659
Total cash equivalents	162,190	223,625
Total cash and cash equivalents	1,545,800	1,990,552
Restricted cash	97,032	216,151
Total cash, cash equivalents and restricted cash	1,642,832	2,206,703	$ 1,648,931	$ 904,091
Short-term investments:
Bank time deposits	799,534	1,381,991
Interest income	$ 83,200	$ 43,200	$ 38,000